Financial Instruments (Schedule of Fair Values of Other Financial Liabilities) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current liabilities:
Total fair value of other financial liabilities	€ 164,904	€ 117,435
Level 1 [Member]
Non-current liabilities:
Debentures	73,211	49,190
Loans from banks and others (including current maturities)
Total fair value of other financial liabilities	73,211	49,190
Level 2 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)	94,677	66,233
Total fair value of other financial liabilities	94,677	66,233
Level 3 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)
Total fair value of other financial liabilities
Carrying Value [Member]
Non-current liabilities:
Debentures	71,584	51,343
Loans from banks and others (including current maturities)	93,320	66,092
Total fair value of other financial liabilities	€ 164,904	€ 117,435
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Discounting future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel	Discount rate of Euribor+ 2.53%, Discount rate of Euribor+ 1.85%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel